Other non-current assets (Details) - GBP (£) £ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Other Non-Current Assets [Line Items]
Other receivables		£ 458	£ 496
Prepayments		390	124
Other non-current assets	[1]	848	620
Current prepayments		£ (385)	(389)
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Other Non-Current Assets [Line Items]
Prepayments			53
Current prepayments			£ 53

[1]	In the year, we have revised our policy in relation to the classification of capital expenditure prepayments between current and non-current in order to align these to the operating cycles of the underlying assets to which they relate. Accordingly, comparative amounts have been re-presented to reflect this change (see notes 14 and 19).